Risk Management and Fair Value Measurements (Details Narrative) - USD ($) $ in Thousands		9 Months Ended
	Jan. 19, 2018	Sep. 30, 2018	Sep. 30, 2017	Jul. 01, 2018	Jun. 30, 2018	Jun. 29, 2018	Dec. 29, 2017	Oct. 28, 2015
Vessel Impairment Charge		$ 1,543
Maritime Investors / Promissory Note [Member]
Promissory note, interest rate				4.50%	4.00%	4.50%	4.00%	2.75%
Interest Rate Cap [Member]
Notional amount	$ 10,000
Interest rate cap percentage	3.50%
Interest rate cap termination date	Jul. 18, 2022